Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Payable
Schedule of accounts payable

	December 31,
	2017	2016
	(in US$'000)
Accounts payable—third parties	17,095	30,383
Accounts payable—non-controlling shareholders of subsidiaries	7,250	5,136
Accounts payable—related party (Note 22 (ii))	20	19

	24,365	35,538